Equipment Installment Plans - Gross Receivables by Credit Category (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Credit Quality Indicator [Line Items]
Equipment installment plan receivables, gross	$ 1,008	$ 974
Unbilled
Financing Receivable, Credit Quality Indicator [Line Items]
Equipment installment plan receivables	942	921
Billed
Financing Receivable, Credit Quality Indicator [Line Items]
Equipment installment plan receivables	45	36
Equipment installment plan receivables, past due	21	17
Lower Risk
Financing Receivable, Credit Quality Indicator [Line Items]
Equipment installment plan receivables, gross	995	954
Lower Risk | Unbilled
Financing Receivable, Credit Quality Indicator [Line Items]
Equipment installment plan receivables	931	904
Lower Risk | Billed
Financing Receivable, Credit Quality Indicator [Line Items]
Equipment installment plan receivables	44	35
Equipment installment plan receivables, past due	20	15
Higher Risk
Financing Receivable, Credit Quality Indicator [Line Items]
Equipment installment plan receivables, gross	13	20
Higher Risk | Unbilled
Financing Receivable, Credit Quality Indicator [Line Items]
Equipment installment plan receivables	11	17
Higher Risk | Billed
Financing Receivable, Credit Quality Indicator [Line Items]
Equipment installment plan receivables	1	1
Equipment installment plan receivables, past due	$ 1	$ 2